CONSOLIDATED STATEMENTS OF PROFIT OR LOSS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS
Product net sales	$ 95,996
Collaboration revenue	2,610	$ 470,398
Other operating income	18,057	28,231
Total operating income	116,663	498,629
Cost of sales	(6,382)
Research and development expenses	(278,887)	(273,907)
Selling, general and administrative expenses	(228,664)	(129,599)
Total operating expenses	(513,933)	(403,506)
Operating income / (loss)	(397,270)	95,123
Financial income	5,733	1,628
Financial expense	(2,131)	(2,373)
Exchange gains / (losses)	(53,382)	(18,375)
Profit / (Loss) for the period before taxes	(447,050)	76,003
Income tax (expense) / benefit	11,114	(12,835)
Profit / (Loss) for the period	(435,936)	63,167
Profit / (Loss) for the period attributable to owners of the parent	$ (435,936)	$ 63,167
Weighted average number of shares outstanding	53,449,915	50,638,702
Basic profit / (loss) per share (in $)	$ (8.16)	$ 1.25
Diluted profit / (loss) per share (in $)	$ (8.16)	$ 1.17